Dividends (Details) $ in Millions, $ in Millions												12 Months Ended
		Feb. 21, 2020 HKD ($)	Feb. 21, 2020 USD ($)	Jan. 17, 2020 USD ($)	[1]	May 24, 2019 USD ($)	Jan. 18, 2019 USD ($)	[1]	May 25, 2018 USD ($)	Jan. 19, 2018 USD ($)	[1]	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of dividends [Line Items]
Dividends paid, ordinary shares												$ 1,025	$ 2,054	$ 2,053
Interim [Member]
Disclosure of dividends [Line Items]
Dividends paid, ordinary shares		$ 8,010	$ 1,030	$ 1,025			$ 1,023			$ 1,023
Final [Member]
Disclosure of dividends [Line Items]
Dividends paid, ordinary shares	[1]					$ 1,031			$ 1,030

[1]	The 2017 interim and final dividend, the 2018 interim and final dividend, the 2019 interim dividend were not recognized as a liability as at December 31, 2017, 2018 and 2019, respectively. They were reflected as appropriation of reserves during 2018, 2019 and 2020, respectively.